Capital Management and Solvency - Schedule of Total Distributable Items (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 15, 2019	Dec. 31, 2018
Distributable items
Equity attributable to shareholders	€ 22,457		€ 19,518
Non-distributable items:
Share capital	(323)		(322)
Legal reserves		€ (8,565)	(5,890)	[1]
At December 31	€ 13,569		€ 13,307

[1]	The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.